1933 Act/Rule 497(j)

February 4, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Phoenix Opportunities Trust
Registration Nos. 033-65137 and 811-07455

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on January 28, 2008.

Sincerely,

/s/ Heather Melito-Dezan
Heather Melito-Dezan

cc:	Kevin Carr
Ann Flood